UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  JUNE 30, 2008



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED JUNE 30, 2008


                         USAA NEW YORK MONEY MARKET FUND



[LOGO OF USAA]
   USAA(R)


                         USAA NEW YORK MONEY MARKET Fund


                      1ST QUARTER Portfolio of Investments


                                JUNE 30, 2008





                                                                     (Form N-Q)
 48505-0808                                (C)2008, USAA.  All rights reserved.

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                              of INVESTMENTS


USAA NEW YORK MONEY MARKET FUND
JUNE 30, 2008 (UNAUDITED)


CATEGORIES AND DEFINITIONS

VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

(INS)      Principal and interest payments are insured by one of the following:
           AMBAC Assurance Corp., Assured Guaranty Corp., or Financial Security Assurance Holdings Ltd. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Bank of America, N.A., Bayerische Landesbank, Citibank, N.A., Citigroup Inc., Deutsche Bank A.G., Dexia Credit Local, JPMorgan Chase & Co., JPMorgan Chase Bank, N.A., Merrill Lynch & Co., Morgan Stanley, Inc., Societe Generale, U.S. Bank, N.A., or WestLB AG.
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                              of INVESTMENTS
                              (continued)


USAA NEW YORK MONEY MARKET FUND
JUNE 30, 2008 (UNAUDITED)


(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from Merrill Lynch & Co.


PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

IDA        Industrial Development Authority/Agency
PRE        Prerefunded to a date prior to maturity

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  P O R T F O L I O
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                              of INVESTMENTS (in thousands)


USAA NEW YORK MONEY MARKET FUND
JUNE 30, 2008 (UNAUDITED)


PRINCIPAL                                                 COUPON              FINAL          MARKET
   AMOUNT      SECURITY                                     RATE           MATURITY           VALUE
---------------------------------------------------------------------------------------------------
               VARIABLE-RATE DEMAND NOTES (90.4%)

               NEW YORK (86.2%)

$  2,800       Chautauqua County IDA (LOC - PNC Bank,
                     N.A.)                                  1.65%         8/01/2030       $   2,800
   6,000       Chautauqua County IDA (LOC - PNC Bank,
                     N.A.)                                  1.65         12/01/2031           6,000
   1,825       Dormitory Auth. (LIQ)(LOC - Deutsche Bank
                     A.G.) (a)                              1.57          7/01/2030           1,825
   3,380       Dormitory Auth. (INS)(LIQ) (a)               1.58          7/01/2037           3,380
   2,215       Dutchess County IDA (LOC - JPMorgan Chase
                     Bank, N.A.)                            1.55         10/01/2017           2,215
   2,495       Environmental Facilities Corp. (LIQ) (a)     1.58         12/15/2014           2,495
   4,995       Erie County IDA (INS)(LIQ) (a)               1.61         11/01/2015           4,995
   1,525       Lancaster IDA (LOC - Manufacturers &
                     Traders Trust Co.)                     1.32         11/01/2032           1,525
   1,635       Monroe County IDA (LOC - Manufacturers &
                     Traders Trust Co.)                     1.63         12/01/2034           1,635
   7,000       Nassau County Tobacco Settlement Corp.
                     (LIQ)(NBGA) (a)                        1.67          6/01/2046           7,000
   3,000       New York City (LIQ) (a)                      1.58          1/01/2015           3,000
   9,525       New York City (LIQ)(LOC - Dexia Credit
                     Local) (a)                             1.54          2/01/2016           9,525
   2,400       New York City (LIQ)(LOC - U.S. Bank,
                     N.A.) (a)                              1.57          6/01/2033           2,400
   3,980       New York City IDA (LOC - TD Banknorth,
                     N.A.)                                  1.64          7/01/2021           3,980
   1,155       New York City IDA (LOC - Manufacturers &
                     Traders Trust Co.)                     1.63         12/01/2027           1,155
   6,455       New York City Municipal Water Finance
                     Auth. (INS)(LIQ) (a)                   1.61          6/15/2013           6,455
   4,935       New York City Municipal Water Finance
                     Auth. (LIQ) (a)                        1.80          6/15/2039           4,935
   6,190       New York City Transitional Finance Auth.
                     (LIQ) (a)                              2.05          2/01/2011           6,190
   4,500       New York City Transitional Finance Auth.
                     (LIQ) (a)                              1.53         11/01/2030           4,500
   2,000       New York City Transitional Finance Auth.
                     (LIQ) (a)                              1.53         11/01/2030           2,000
   4,630       New York City Trust for Cultural
                     Resources (PRE)(LIQ) (a)               1.95          7/01/2029           4,630
   3,995       New York City Trust for Cultural
                     Resources (LIQ) (a)                    2.03          2/01/2034           3,995
   4,500       New York Energy Research and Development
                     Auth. (INS)(LOC - Wachovia Bank,
                     N.A.)                                  7.50          8/01/2015           4,500
   6,300       Oneida County IDA (LOC - Manufacturers &
                     Traders Trust Co.)                     1.21          6/01/2030           6,300
   3,000       Port Auth. of New York and New Jersey        1.61         11/16/2012           3,000
   3,000       Rensselaer County IDA (LOC - RBS
                     Citizens, N.A.)                        1.55          6/01/2038           3,000
   3,800       Syracuse IDA (LOC - Key Bank, N.A.)          1.70          1/01/2023           3,800
     695       Thruway Auth. (INS)(LIQ) (a)                 2.05          4/01/2013             695
   2,000       Triborough Bridge and Tunnel Auth. (LIQ)
                     (a)                                    2.05         11/15/2018           2,000
   3,040       Triborough Bridge and Tunnel Auth. (LIQ)
                     (a)                                    2.61          1/01/2032           3,040
   3,600       Triborough Bridge and Tunnel Auth. (LIQ)
                     (a)                                    1.53         11/15/2032           3,600
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                              of INVESTMENTS (in thousands)
                              (continued)


USAA NEW YORK MONEY MARKET FUND
JUNE 30, 2008 (UNAUDITED)


PRINCIPAL                                                 COUPON              FINAL          MARKET
   AMOUNT      SECURITY                                     RATE           MATURITY           VALUE
---------------------------------------------------------------------------------------------------
$  5,800       Triborough Bridge and Tunnel Auth.
                     (INS)(LIQ)                             6.00%         1/01/2033       $   5,800
     965       Westchester County IDA (LOC - JPMorgan
                     Chase Bank, N.A.)                      2.20         10/01/2028             965
                                                                                          ---------
                                                                                            123,335
                                                                                          ---------
               PUERTO RICO (4.2%)

   3,000       Highways and Transportation Auth.
                     (LIQ)(LOC - Citigroup, Inc.) (a)       1.58          8/29/2009           3,000
   3,000       Highways and Transportation Auth.
                     (INS)(LIQ) (a)                         4.00          7/01/2038           3,000
                                                                                          ---------
                                                                                              6,000
                                                                                          ---------
               Total Variable-Rate Demand Notes (cost: $129,335)                            129,335
                                                                                          ---------

               PUT BONDS (4.8%)

               NEW YORK (4.8%)

   2,760       Power Auth.                                  2.10          3/01/2016           2,760
   4,000       Urban Dev. Corp.                             5.25          1/01/2021           4,038
                                                                                          ---------
                                                                                              6,798
                                                                                          ---------
               Total Put Bonds (cost: $6,798)                                                 6,798
                                                                                          ---------

               FIXED-RATE INSTRUMENTS (1.2%)

               NEW YORK (1.2%)

     480       Chemung County (INS)                         4.00          9/15/2008             481
   1,000       New York City                                5.00          8/01/2008           1,003
     300       New York City                                5.25          8/01/2008             301
                                                                                          ---------
                                                                                              1,785
                                                                                          ---------
               Total Fixed-Rate Instruments(cost: $1,785)                                     1,785
                                                                                          ---------
               TOTAL INVESTMENTS (COST: $137,918)                                         $ 137,918
                                                                                          ---------
                                                                                          ---------

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USAA NEW YORK MONEY MARKET FUND
JUNE 30, 2008 (UNAUDITED)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA New York Money Market Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

2. Securities for which amortized cost valuations are considered unreliable or a significant event has been recognized are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value (NAV) approved by the Trust's Board of Trustees.

B. FAIR VALUE MEASUREMENTS - Effective April 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.
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                            (continued)


USAA NEW YORK MONEY MARKET FUND
JUNE 30, 2008 (UNAUDITED)

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's assets carried at fair value:

                                                                 INVESTMENTS IN
VALUATION INPUTS                                                     SECURITIES
-------------------------------------------------------------------------------
Level 1 - Quoted Prices                                   $                  -
Level 2 - Other Significant Observable Inputs                      137,918,000
Level 3 - Significant Unobservable Inputs                                    -
-------------------------------------------------------------------------------
Total                                                             $137,918,000
-------------------------------------------------------------------------------

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund had no delayed-delivery or when-issued commitments as of June 30, 2008.

D. As of June 30, 2008, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $143,081,000 at June 30, 2008, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended June 30, 2008

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    AUGUST 22, 2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    AUGUST 26, 2008
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    AUGUST 25, 2008
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.